OTHER PAYABLES	12 Months Ended
Jun. 30, 2023
OTHER PAYABLES
OTHER PAYABLES

NOTE 11. OTHER PAYABLES

Other payables consisted of the following:

	June 30,	June 30,	June 30,
	2022	2023	2023
Third Parties	RMB	RMB	US Dollars
Professional service fees	¥2,061,016	¥2,246,101	$309,752
Distributors and employees	1,009,307	3,073,289	423,826
Accrued expenses	206,045	200,218	27,611
Others	257,550	299,402	41,289
Total	¥3,533,918	¥5,819,010	$802,478

	June 30,	June 30,	June 30,
	2022	2023	2023
Related Parties	RMB	RMB	US Dollars
Expenses paid by the major shareholders	¥1,396,419	¥1,796,309	$247,723
Due to family members of the owners of BHD and FGS	590,159	545,159	75,181
Due to management staff for costs incurred on behalf of the Company	253,557	250,927	34,604
Total	¥2,240,135	¥2,592,395	$357,508